Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
The Company has evaluated subsequent events that occurred after December 31, 2012 through March 5, 2013, the date on which the financial statements for the year ended December 31, 2012 were issued.
Effective as of January 31, 2013, the Company signed an amended lease agreement for its headquarters in Morrisville, North Carolina. The amendment provides the Company with additional office space and increases the Company’s monthly rent payment. The lease term was not modified as a result of the amendment.
On April 26, 2013, the board of directors approved an amendment to the Company’s amended and restated certificate of incorporation effecting a 1-for-16 reverse stock split of its common stock. The reverse stock split did not cause an adjustment to the par value or the authorized shares of the common stock. As a result of the reverse stock split, the Company also adjusted the share amounts under its employee incentive plan and common stock warrant agreements with third parties. All numbers of common shares and per common share data in the accompanying consolidated financial statements and related notes have been retroactively adjusted to reflect this reverse stock split for all periods presented. The reverse stock split was effected on May 9, 2013.